STOCKHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the status of the Company's outstanding stock warrants as of June 30, 2013 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	-	-	-
Cancelled	(3,446,748)	0.60	0.14
Forfeited	-	-	-
Exercised	-	-	-
Balance at June 30, 2013	12,809,031	$0.51	2.31

Warrants exercisable at June 30, 2013	12,809,031	$0.51	2.31

Weighted average fair value of warrants granted during the period		$-

Risk free interest rate (annual)	0.27%
Expected volatility	112%
Expected life	2 Years
Assumed dividends	none

Assumptions used valuing the warrants include
Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

Summary of the stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2010	2,850,000	$0.60	9.45
Granted	2,648,000	1.36	8.96
Exercised	-	-	-
Forfeited	(1,950,000)	0.41	8.84
Cancelled	-	-	-
Balance at December 31, 2011	3,548,000	1.11	8.45
Granted	32,250,000	0.39	10.0
Exercised	-	-	-
Forfeited	(500,000)	0.81	8.59
Cancelled	-	-	-
Balance outstanding at December 31, 2012	35,298,000	$0.46	9.11

Options exercisable at end of year	33,055,067	$0.46
Options expected to vest	2,242,933
Weighted average fair value of options granted during the period		$0.36

Summary of outstanding stock warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2010	-	$-	-
Granted	56,190,375	2.25	3.25
Cancelled	(5,336,045)	2.84	4.40
Forfeited	(3,720,000)	2.84	-
Exercised	(11,531,188)	0.60	2.00
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	24,482,741	0.56	4.59
Cancelled	(32,430,954)	2.83	3.86
Forfeited	-	-	-
Exercised	(11,399,150)	0.42	4.64
Balance at December 31, 2012	16,255,779	$0.54	2.42

Warrants exercisable at December 31, 2012	16,255,779	$0.54	2.42

Weighted average fair value of options granted during the year ended December 31, 2012		$0.46